Derivative Financial Instruments (Offsetting Derivatives) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	$ 116	$ 41
Assets
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	19	14
Mortgage backed securities forwards
Liabilities
Gross Amount		6
Gross Amounts Offset in the Statement of Financial Position		0
Net Amount Presented in the Statement of Financial Position		6
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral		8
Designated as Hedging Instrument | Interest rate swaps on FHLB advances
Liabilities
Gross Amount	56	4
Gross Amounts Offset in the Statement of Financial Position	2	0
Net Amount Presented in the Statement of Financial Position	54	4
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	35	19
Assets
Gross Amount	2
Gross Amounts Offset in the Statement of Financial Position	2
Net Amount Presented in the Statement of Financial Position	0
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	0
Not Designated as Hedging Instrument
Liabilities
Gross Amount	79	14
Gross Amounts Offset in the Statement of Financial Position	3	0
Net Amount Presented in the Statement of Financial Position	76	14
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	81	22
Assets
Gross Amount	95	32	$ 52
Gross Amounts Offset in the Statement of Financial Position	3	0	1
Net Amount Presented in the Statement of Financial Position	92	32	51
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	19	14	36
Net Amount			15
Not Designated as Hedging Instrument | U.S. Treasury and euro dollar futures
Liabilities
Gross Amount	3	1
Gross Amounts Offset in the Statement of Financial Position	3	0
Net Amount Presented in the Statement of Financial Position	0	1
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	5	2
Assets
Gross Amount	3		18
Gross Amounts Offset in the Statement of Financial Position	3		1
Net Amount Presented in the Statement of Financial Position	0		17
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0		0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	0		10
Net Amount			7
Not Designated as Hedging Instrument | Mortgage backed securities forwards
Liabilities
Gross Amount	58	6
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	58	6
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	62	8
Assets
Gross Amount	4	7	26
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount Presented in the Statement of Financial Position	4	7	26
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	0	4	24
Net Amount			2
Not Designated as Hedging Instrument | Interest rate swaps and swaptions
Liabilities
Gross Amount		7	6
Gross Amounts Offset in the Statement of Financial Position		0	0
Net Amount Presented in the Statement of Financial Position		7	6
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral		12	0
Net Amount			6
Assets
Gross Amount		25	8
Gross Amounts Offset in the Statement of Financial Position		0	0
Net Amount Presented in the Statement of Financial Position		25	8
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral		10	2
Net Amount			$ 6
Not Designated as Hedging Instrument | Interest Rate Swaps and Swaptions
Liabilities
Gross Amount	18	7
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	18	7
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	14	12
Assets
Gross Amount	88	25
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	88	25
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	$ 19	$ 10